Deferred income tax	12 Months Ended
Dec. 31, 2024
Deferred income tax
Deferred income tax

16       Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate enacted in each country that are expected to apply in the period the temporary difference will reverse. The tax rate per country as of December 31, 2024 and 2023 is the following: Uruguay: 25%, Argentina: 35%, Italy: 29%, Armenia: 18%, Brazil: 34%, Ecuador: 25%, Spain: 25%, Luxembourg: 25%.

The evolution of deferred tax assets and liabilities during the years 2024 and 2023 are as follows:

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2024	287,498	10,927	16,182	314,607
Increase/ (decrease) of deferred tax liabilities for the year	48,936	(18,132)	(8,350)	22,454
Translation differences and inflation adjustment	109,697	7,696	5,568	122,961
Balances at December 31, 2024	446,131	491	13,400	460,022
Balances at January 1, 2023	304,726	13,449	7,106	325,281
Increase/(decrease) of deferred tax liabilities for the year	37,230	1,822	8,943	47,995
Translation differences and inflation adjustment	(54,458)	(4,344)	133	(58,669)
Balances at December 31, 2023	287,498	10,927	16,182	314,607

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2024	23,807	205,376	813	10,008	240,004
(Decrease) / increase of deferred tax assets for the year	(8,152)	(230,917)	(139)	(1,958)	(241,166)
Other (*)	—	(6,887)	—	820	(6,067)
Translation differences and inflation adjustment	5,678	91,252	9	315	97,254
Balances at December 31, 2024	21,333	58,824	683	9,185	90,025
Balances at January 1, 2023	26,266	112,775	989	7,675	147,705
(Decrease) / increase of deferred tax assets for the year	1,786	105,839	(164)	3,231	110,692
Translation differences and inflation adjustment	(4,245)	(13,238)	(12)	(898)	(18,393)
Balances at December 31, 2023	23,807	205,376	813	10,008	240,004

(*) Mainly includes the application of tax loss carry forwards to tax prepayments made by BSB based on Law 14,740/23.

The Group does not recognize deferred tax assets for unused tax loss carryforward or unused tax credit if it is not probable that there will be sufficient future taxable profit against which the loss carryforward or credit can be utilized.

At December 31, 2024 an amount of USD 358.7 million (USD 362.7 million at December 31, 2023) has not been recognized within deferred tax assets because there is not sufficient evidence that there will be enough taxable profit available to allow the benefit of part or all of that deferred tax asset to be utilized. Unused tax loss carryforwards do not expire although there are certain deduction limits, except for USD 88.4 million which expire between 2034 and 2041 as of December 31, 2024 (USD 87.1 million expire between 2034 and 2040 as of December 31, 2023).

At December 31, 2024, USD 9.5 million (USD 62.3 million at December 31, 2023) of the deferred tax asset relates to tax losses carryforward that do not expire, while the remaining USD 49.3 million (USD 143.1 million at December 31, 2023) expire as follows:

	For the year ended December 31,
Expiration date	2024	2023
December 31, 2025	—	73,344
December 31, 2026	2,028	1,095
December 31, 2027	—	38,320
December 31, 2028	47,070	30,384
December 31, 2030	269	—

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	2024	2023
Deferred tax assets	13,372	62,712
Deferred tax liabilities	(383,369)	(137,315)